Other Accounts Receivable (Details) - Schedule of other accounts receivable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts receivable [Abstract]
Government authorities	$ 52	$ 103
Other receivables	2,504	183
Prepaid expenses	348	308
Other accounts receivables	$ 2,904	$ 594